Reinsurance (Tables)	12 Months Ended
Dec. 31, 2023
Reinsurance Disclosures [Abstract]
Effect of Reinsurance on Premiums Written and Earned
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2023		2022		2021
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$62,721.2	$59,881.1	$52,335.6	$50,650.2	$48,129.6	$46,018.6
Ceded premiums:
Regulated	(535.0)	(545.3)	(621.5)	(674.8)	(674.5)	(650.2)
Non-Regulated	(636.0)	(671.4)	(633.0)	(734.2)	(1,049.9)	(999.7)
Total ceded premiums	(1,171.0)	(1,216.7)	(1,254.5)	(1,409.0)	(1,724.4)	(1,649.9)
Net premiums	$61,550.2	$58,664.4	$51,081.1	$49,241.2	$46,405.2	$44,368.7

Prepaid Reinsurance Premiums and Reinsurance Recoverables
Our reinsurance recoverables and prepaid reinsurance premiums were comprised of the following at December 31:

	Reinsurance Recoverables				Prepaid Reinsurance Premiums
($ in millions)	2023		2022		2023		2022
Regulated:
MCCA	$2,272.1	45%	$2,332.3	40%	$40.2	16%	$26.4	9%
CAIP	539.1	10	626.8	11	0	0	50.4	17
FHCF	306.6	6	437.3	7	0	0	0	0
NCRF	184.7	4	143.2	2	74.6	30	54.5	18
NFIP	10.7	0	215.4	4	66.4	27	60.1	20
Other	3.8	0	2.9	0	1.3	0	1.5	1
Total Regulated	3,317.0	65	3,757.9	64	182.5	73	192.9	65
Non-Regulated:
Commercial Lines	1,385.7	27	1,544.3	27	56.3	23	91.0	31
Property	381.2	8	524.4	9	11.0	4	11.6	4
Other	10.0	0	5.5	0	0	0	0	0
Total Non-Regulated	1,776.9	35	2,074.2	36	67.3	27	102.6	35
Total	$5,093.9	100%	$5,832.1	100%	$249.8	100%	$295.5	100%